Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Text Block]
8.	Related Party Transactions

Included in management salaries for the nine months ended September 30, 2013 are $8 thousand (2012 - $5 thousand) for options granted to the Chief Executive Officer, $24 thousand (2012 - $Nil) for options granted to the Chief Operating Officer and $19 thousand (2012 - $4 thousand) for options granted to the Chief Financial Officer under the 2006 Stock Option Plan and $8 thousand (2012 - $20 thousand) for options granted to non-employee directors.

Also included in management salaries are director fees of $63 thousand (2012 - $80 thousand) for attendance to board meetings and audit committee meetings and $66 thousand (2012 - $Nil) for fees paid to a director under a management consultancy agreement.

The above related party transactions have been measured at the exchange amount which is the amount of the consideration established and agreed to by the related parties.

13.	Related Party Transactions

Included in management salaries are $6 thousand (2011 - $4 thousand) for options granted to the Chief Financial Officer and $6 thousand (2011 - $4 thousand) for options granted to the Chief Executive Officer under the 2006 Stock Option Plan and $23 thousand (2011 - $10 thousand) for options granted to non-employee directors.

Included in general and administrative expenses are director fees of $114 thousand (2011 - $87 thousand) for attendance at board meetings and audit committee meetings.

A short term loan of $85 thousand bearing interest at 1% per annum was provided to an employee, who is also an officer of the Company, on November 9, 2011. The loan amount, together with interest accrued, was repaid to the Company on February 28, 2012.

In the year ended December 31, 2012 the amount included in accounts payable and accrued liabilities payable to shareholders, who are also officers of the Company, is $Nil (2011 - $1 thousand).

The above related party transactions have been measured at the exchange amount which is the amount of the consideration established and agreed upon by the related parties.